Commitments & Contingencies (Details) MMcf in Thousands	Dec. 31, 2024 MMcf
2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Delivery commitment amount (in MMcf)	77,187
2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Delivery commitment amount (in MMcf)	52,802
2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Delivery commitment amount (in MMcf)	130,911
Thereafter
Disclosure of maturity analysis for derivative financial liabilities [line items]
Delivery commitment amount (in MMcf)	242,276